Employee benefit plan - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Defined Contribution Plan [Abstract]
Defined Contribution Plan, employer contribution	$ 4,009	$ 2,965	$ 2,400